Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Numerator: Income allocable to Class A ordinary shares
Income (loss) from investments held in Trust Account	$ 0	$ (7,749)			$ 76,212	$ 282,641
Ordinary Class A [Member]
Numerator: Income allocable to Class A ordinary shares
Income (loss) from investments held in Trust Account	0	(7,749)			76,212
Less: Company's portion available to be withdrawn to pay taxes	0	0			0
Net income (loss) attributable	0	(7,749)			76,212
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net (income)/loss allocable to Class A ordinary shares	$ 0	$ (7,749)			$ 76,212
Denominator: weighted average ordinary shares
Basic and diluted weighted average shares outstanding	0	57,500,000	57,500,000	57,500,000	57,500,000	57,500,000
Basic and diluted net income (loss) per ordinary share	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Ordinary Class B [Member]
Numerator: Income allocable to Class A ordinary shares
Net income (loss) attributable	$ 0	$ 7,749			$ (76,212)
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	(23,662)	7,893,587			33,360,787
Net (income)/loss allocable to Class A ordinary shares	0	7,749			(76,212)
Net income (loss) attributable	$ (23,662)	$ 7,901,336			$ 33,284,575
Denominator: weighted average ordinary shares
Basic and diluted weighted average shares outstanding	12,500,000	14,375,000	14,375,000	14,375,000	14,375,000	13,753,049
Basic and diluted net income (loss) per ordinary share	$ 0.00	$ 0.55	$ (0.11)	$ (0.11)	$ 2.32	$ (1.85)